UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 28-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Qais Zakaria
Title:    Director
Phone:    +44 207 101 1960


Signature, Place and Date of Signing:


/s/ Qais Zakaria           London, United Kingdom          October 22, 2007
-------------------     ---------------------------      --------------------
     [Signature]               [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $524,122
                                         (thousands)


List of Other Included Managers:

No.             Form 13F                File Number

1               28-12449                The Nomad Investment Partnership L.P.


                                                     FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE     SHRS OR   SH/ PUT/   INVESTMENT       OTHR      VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION       MGRS   SOLE   SHARED    NONE
--------------                -----          -----      --------  -------   --- ----   ----------       ----   ----   ------    ----
AMAZON COM INC                COM            023135106  130,410   1,400,000 SH         SHARED-DEFINED    1          1,400,000
BERKSHIRE HATHAWAY INC DEL    CL A           084670108   59,255         500 SH         SHARED-DEFINED    1                500
BROOKFIELD HOMES CORP         COM            112723101   11,970     645,300 SH         SHARED-DEFINED    1            645,300
COSTCO WHSL CORP NEW          COM            22160K105   79,781   1,300,000 SH         SHARED-DEFINED    1          1,300,000
DELL INC                      COM            24702R101   57,960   2,100,000 SH         SHARED-DEFINED    1          2,100,000
DISCOVERY HOLDING CO          CL A COM       25468Y107   43,439   1,505,691 SH         SHARED-DEFINED    1          1,505,691
FLEETWOOD ENTERPRISES INC     COM            339099103   33,736   3,945,688 SH         SHARED-DEFINED    1          3,945,688
FORD MTR CO DEL               COM PAR $0.01  345370860    8,490   1,000,000 SH         SHARED-DEFINED    1          1,000,000
HARVEST NATURAL RESOURCES IN  COM            41754V103    1,397     117,000 SH         SHARED-DEFINED    1            117,000
LIBERTY GLOBAL INC            COM SER A      530555101   33,907     826,591 SH         SHARED-DEFINED    1            826,591
LIBERTY GLOBAL INC            COM SER C      530555309    7,794     201,591 SH         SHARED-DEFINED    1            201,591
MOHAWK INDS INC               COM            608190104   32,520     400,000 SH         SHARED-DEFINED    1            400,000
SEARS HLDGS CORP              COM            812350106   11,448      90,000 SH         SHARED-DEFINED    1             90,000
SONY CORP                     ADR NEW        835699307   12,015     250,000 SH         SHARED-DEFINED    1            250,000






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